Income/(Loss) per share - Potentially dilutive securities (Details) - shares	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Income/(Loss) per share
Shares issuable upon vesting of RSUs	339,617	2,188,603	490,148
Shares issuable upon vesting of share options	18,293,420	4,615,980	0
Total	18,633,037	6,804,583	490,148